MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED JANUARY 5, 2012 TO

PROSPECTUS DATED JULY 31, 2011

1.	The following is added to the “Portfolio Managers” table on pages 5, 9, 13, 17, 21, 25 and 29 of the Prospectus:

	Title	Portfolio Manager of Fund since:
The Northern Trust Company of Connecticut
Christopher E. Vella, CFA	Senior Vice President and Chief Investment Officer	January 2012

2.	The following replaces similar information under the “Portfolio Managers” table on page 5 of the Prospectus:

	Title	Portfolio Manager of Fund since:
PanAgora Asset Management, Inc.
George Mussalli, CFA	Chief Investment Officer and Head of Equity Research	November 2008
Sanjoy Ghosh, Ph.D.	Director	November 2008
Joel Feinberg	Portfolio Manager	November 2008
Dmitri Kantsyrev, Ph.D., CFA	Portfolio Manager	November 2008

3.	The following replaces the first paragraph under FUND MANAGEMENT on page 34 of the Prospectus:

Christopher E. Vella, Senior Vice President and Chief Investment Officer of NTCC, and Jessica K. Hart, Senior Vice President of NTCC, have been managers for each of the Funds since January 2012 and June 2009, respectively. Mr. Vella has been with Northern Trust since 2004 and has been the Chief Investment Officer of NTCC since 2011. Prior to taking on Chief Investment Officer responsibilities, Mr. Vella was the Global Director of Northern’s Manager Research Team. Ms. Hart has been with Northern Trust since 2000 and has worked in the NTCC portfolio management department since 2003.

4.	The following replaces the second paragraph under FUND MANAGEMENT- MULTI-MANAGER EMERGING MARKETS EQUITY FUND on page 34 of the Prospectus:

PANAGORA ASSET MANAGEMENT, INC. (“PANAGORA”). PanAgora has managed a portion of the Fund since November 2008. PanAgora is a Delaware corporation located at 470 Atlantic Avenue, 8th Floor, Boston, MA 02210 and was founded in 1985. As of June 30, 2011, PanAgora had assets under management of approximately $24.5 billion. A team of investment professionals is jointly and primarily responsible for the day-to-day management of the portion of the Fund sub-advised by PanAgora. The team consists of George Mussalli, CFA, Sanjoy Ghosh, Ph.D., Joel Feinberg, and Dmitri Kantsyrev, Ph.D. CFA. Mr. Mussalli, Chief Investment Officer and Head of Equity Research, oversees all equity strategies. Mr. Mussalli is responsible for developing PanAgora’s fundamental valuation model and is a portfolio manager responsible for U.S. Active Equity Investments. Mr. Ghosh, Director, Equity, is responsible for managing the dynamic equity strategies and ensuring the efficacy of the investment model. Messrs. Mussalli and Ghosh joined PanAgora in 2004. Mr. Feinberg, Portfolio Manager, Equity, has been with PanAgora since 2002 working within portfolio construction for the last several years. Mr. Kantsyrev, Portfolio Manager, Equity, is also a member on PanAgora’s Dynamic Modeling Team responsible for conducting research for PanAgora’s global and international equity strategies. Mr. Kantsyrev joined PanAgora in 2007 from the University of Southern California, where he studied Finance. PanAgora’s investment philosophy integrates multiple sources of excess return (alpha) within multi-factor models to develop individual return forecasts for all securities in the investable universe. PanAgora employs a continuous bottom-up process that encompasses: 1) quantitative and fundamental alpha signals; 2) sophisticated portfolio construction and cost-effective trading; and 3) a contextual modeling approach that uniquely models each stock based on its risk characteristics.

5.	Effective January 1, 2012, Andrew S.C. Smith is no longer a portfolio manager of the Multi-Manager Funds. All references to Andrew S.C. Smith in the Prospectus are hereby deleted.

Luiz Soares is no longer a portfolio manager for the portion of the Multi-Manager Emerging Markets Equity Fund sub-advised by Axiom International Investors, LLC. All references to Mr. Soares in the Prospectus are hereby deleted.

Ronald Hua, CFA, is no longer a portfolio manager for the portion of the Multi-Manager Emerging Markets Equity Fund sub-advised by PanAgora Asset Management, Inc. All references to Mr. Hua in the Prospectus are hereby deleted.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN FUNDS PROSPECTUS

MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	MMF SPT (01/12)

NORTHERN FUNDS PROSPECTUS

NORTHERN FUNDS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

Supplement dated January 5, 2012 to Statement of Additional Information dated July 31, 2011

1.	The disclosure as to the portfolio managers of all the Multi-Manager Funds in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 66 is replaced with the following disclosure:

Fund	Portfolio Manager(s)
Multi-Manager Emerging Markets Equity Fund	NTCC
Multi-Manager Global Real Estate Fund	Christopher E. Vella, CFA
Multi-Manager International Equity Fund	Jessica K. Hart
Multi-Manager Large Cap Fund
Multi-Manager Mid Cap Fund
Multi-Manager Small Cap Fund
Multi-Manager High Yield Opportunity Fund

2.	The following information is added under the section entitled “PORTFOLIO MANAGERS—Accounts Managed by the Portfolio Managers” beginning on page 69:

All Funds

    NTCC

The table below discloses the accounts within each type of category listed below for which Christopher E. Vella was jointly and primarily responsible for day-to-day portfolio management as of November 30, 2011.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

3.	The following information, as of November 30, 2011, is added under the section entitled “PORTFOLIO MANAGERS—Disclosure of Securities Ownership” beginning on page 142:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest

Christopher E. Vella	Multi-Manager Emerging Markets Equity Fund	$0
Christopher E. Vella	Multi-Manager Global Real Estate Fund	$0
Christopher E. Vella	Multi-Manager High Yield Opportunity Fund	$0

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Christopher E. Vella	Multi-Manager International Equity Fund	$0
Christopher E. Vella	Multi-Manager Large Cap Fund	$0
Christopher E. Vella	Multi-Manager Mid Cap Fund	$10,001-$50,000
Christopher E. Vella	Multi-Manager Small Cap Fund	$0

4.	Effective January 1, 2012, Andrew S.C. Smith is no longer a portfolio manager of the Multi-Manager Funds. All references to Andrew S.C. Smith in the Statement of Additional Information are hereby deleted.

Luiz Soares is no longer a portfolio manager for the portion of the Multi-Manager Emerging Markets Equity Fund sub-advised by Axiom International Investors, LLC. All references to Luiz Soares in the Statement of Additional Information are hereby deleted.

Ronald Hua, CFA, is no longer a portfolio manager for the portion of the Multi-Manager Emerging Markets Equity Fund sub-advised by PanAgora Asset Management, Inc. All references to Ronald Hua, CFA, in the Statement of Additional Information are hereby deleted.